Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations	$ (62,779)	$ 83,935	$ 158,119
Exchange differences on translating foreign operations	285,502	(758,835)	(143,156)
Derivative financial instruments cash flow hedges, Before Tax	1,857,456	(287,536)	395,807
Open Ended Fund, Before Tax	(66,098)	(741)	(131,957)
Other equity instruments, Before Tax	(202,208)	(698,903)	(906,658)
Share of income of associates and joint ventures, Before Tax	(7,061,676)	4,278,531	4,245,546
Other comprehensive (loss) income before income taxes	(5,249,803)	2,616,451	3,617,701
Other comprehensive loss, Tax (Charge) Credit
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit	18,833	(25,181)	(47,436)
Exchange differences on translating foreign operations, Tax (Charge) Credit	2,683,967	(1,975,708)	(978,527)
Derivative financial instruments cash flow hedges, Tax (Charge) Credit	(557,237)	86,261	(118,742)
Open Ended Fund, Tax (Charge) Credit	19,829	222	39,587
Other equity instruments, Tax (Charge) Credit	60,662	209,671	271,997
Other comprehensive income, Tax (Charge) Credit	2,226,054	(1,704,735)	(833,121)
Current tax	2,683,967	(1,975,708)	(978,527)
Deferred tax	$ (457,913)	$ 270,973	$ 145,406
Annual withholding tax rate to payment of interest	0.50%	0.15%	0.08%
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax	$ (43,946)	$ 58,754	$ 110,683
Exchange differences on translating foreign operations, After Tax	2,969,469	(2,734,543)	(1,121,683)
Derivative financial instruments cash flow hedges, After Tax	1,300,219	(201,275)	277,065
Open Ended Fund, After Tax	(46,269)	(519)	(92,370)
Other equity instruments, After Tax	(141,546)	(489,232)	(634,661)
Share of income of associates and joint ventures, After Tax	(7,061,676)	4,278,531	4,245,546
Total other comprehensive income	$ (3,023,749)	$ 911,716	$ 2,784,580